Pension And Postretirement Benefit Costs (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Cumulative Employer Contributiuons In Excess Of Net Peroidic Pension Cost

	2012	2011
A. Cumulative balance at beginning of year	$2,819,837	$1,496,368
B. Net periodic pension cost	2,037,708	1,858,238
C. Contributions	3,473,960	3,181,707
D. Cumulative balance at end of year	$4,256,089	$2,819,837
(A) - (B) + (C)

Schedule Of Percentage Allocation Between FIxed Income And Equity

Equities	60%
Fixed Income	40%

Schedule of Allocation of Plan Assets

	2012	2011
Equities	60%	59%
Debt Securities	28%	33%
Other	12%	8%

Schedule Of Fair Value Of Pension Plan Assets By Asset Category

		Fair Value Measurements Using:
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
2012	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$3,614,499	$3,614,499	$0	$0
Equity securities:
Materials	1,886,542	1,886,542	0	0
Industrials	1,872,477	1,872,477	0	0
Telecommunication	610,250	610,250	0	0
Consumer discretion	2,111,021	2,111,021	0	0
Consumer staples	1,331,728	1,331,728	0	0
Energy	2,107,767	2,107,767	0	0
Financials	3,908,829	3,908,829	0	0
Healthcare	1,417,891	1,417,891	0	0
Information technology	1,078,180	1,078,180	0	0
Utilities	1,178,734	1,178,734	0	0
Miscellaneous	227,115	227,115	0	0
Fixed income securities:
Corporate bonds	2,855,861	0	2,855,861	0
Foreign obligations	542,869	0	542,869	0
U.S. Government obligations	5,035,220	0	5,035,220	0
Total	$29,778,983	$21,345,033	$8,433,950	$0

		Fair Value Measurements Using:
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
2011	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$2,178,779	$2,178,779	$0	$0
Equity securities:
Materials	968,780	968,780	0	0
Industrials	1,337,053	1,337,053	0	0
Telecommunication	1,047,271	1,047,271	0	0
Consumer discretion	1,586,710	1,586,710	0	0
Consumer staples	1,243,017	1,243,017	0	0
Energy	2,193,419	2,193,419	0	0
Financials	2,531,761	2,531,761	0	0
Healthcare	2,291,527	2,291,527	0	0
Information technology	1,012,703	1,012,703	0	0
Utilities	1,230,939	1,230,939	0	0
Fixed income securities:
Corporate bonds	2,018,801	0	2,018,801	0
Foreign obligations	349,143	0	349,143	0
U.S. Government obligations	6,093,543	0	6,093,543	0
Total	$26,083,446	$17,621,959	$8,461,487	$0

Schedule of Multiemployer Plans

		Pension
		Protection							Expiration
	EIN/	Act		FIP/RP					Date of
	Pension	Zone		Status				Sur-	Collective
Pension	Plan	Status		Pending/	Contributions by Company			charge	Bargaining
Fund	Number	2012	2011	Implemented	2012	2011	2010	Imposed	Agreement
Central
States,
Southeast
&
Southwest									3/31/2015
Areas									&
Pension	36-6044243								4/30/2014
Plan	/001	Red	Red	Yes	$261,694	$222,748	$241,585	Yes	(a)

Other
funds					37,382	30,656	34,018
		Total contributions:			$299,076	$253,404	$275,603

(a) The Company is party to two collective-bargaining agreements that require contributions to Central States, Southeast & Southwest Areas Pension Plan. In 2012, 35% of the Company's contributions were required by  a collective bargaining agreement that expires 3/31/2015 and 65% were required by an agreement that expires 4/30/2014.

Pension Benefits [Member]
Schedule of Postretirement Funded Status And Cost

Change in benefit obligation	2012	2011
Benefit obligation at beginning of year	$39,759,449	$37,258,642
Service cost	799,030	751,666
Interest cost	1,976,494	2,020,706
Actuarial loss	2,403,021	1,605,833
Benefits paid	(1,917,482)	(1,877,398)
Benefit obligation at end of year	$43,020,512	$39,759,449

Change in plan assets
Fair value of plan assets at beginning of year	$26,083,446	$24,535,569
Actual return on plan assets	2,139,059	243,568
Employer contributions	3,473,960	3,181,707
Benefits paid	(1,917,482)	(1,877,398)
Fair value of plan assets at end of year	$29,778,983	$26,083,446

Funded status, end of year
Fair value of plan assets	$29,778,983	$26,083,446
Benefit obligation	43,020,512	39,759,449
Funded status = pension liability, end of year	$(13,241,529)	$(13,676,003)

Schedule Of Net Periodic Pension And Postretirement Benefit Costs

	2012	2011	2010
Service cost	$799,030	$751,666	$668,980
Interest cost	1,976,494	2,020,706	2,063,316
Expected return on plan assets	(2,081,173)	(1,937,101)	(1,725,336)
Amortization of prior service cost	108,763	109,978	109,978
Recognized net actuarial loss	1,234,594	912,989	868,654
Net periodic pension expense	$2,037,708	$1,858,238	$1,985,592

Schedule of Amounts Recognized in Balance Sheet

	2012	2011
Current liability	$-	$-
Noncurrent liability	(13,241,529)	(13,676,003)
Net amount recognized	$(13,241,529)	$(13,676,003)

Schedule Of Amounts Recognized In Accumulated Other Comprehensive Income

	2012	2011
Net actuarial loss	$16,767,679	$15,657,138
Prior service cost	729,939	838,702
	$17,497,618	$16,495,840
Less: Deferred tax	7,000,000	6,600,000
Additional pension liability, net of deferred tax	$10,497,618	$9,895,840

Changes In Benefit Obligations Recognized In Other Comprehensive Income

	2012	2011	2010
Current year actuarial loss	$2,345,135	$3,299,366	$1,732,397
Amortization of actuarial loss	(1,234,594)	(912,989)	(868,654)
Amortization of prior service cost	(108,763)	(109,978)	(109,978)
	$1,001,778	$2,276,399	$753,765
Less: Deferred tax	400,000	910,000	300,000
Minimum pension liability, net of deferred tax	$601,778	$1,366,399	$453,765

Estimated Amounts To Be Amortized From Accumulated Other Comprehensive Income

Actuarial loss	$1,380,000
Prior service cost	101,000
Total to be amortized	$1,481,000

Schedule Of Amortization For Prior Service Costs

				12/31/2012	2012
	Established	Initial	Initial	Outstanding	Amortization
Description	Dec. 31 of:	Amount	Period	Balance	Amount
Unrecognized Prior Service Cost
	1996	$162,785	15.881 Years	$0	$9,035
	1999	37,715	16.530 Years	8,049	2,282
	2001	409,804	15.745 Years	123,496	26,028
	2003	22,267	13.230 Years	7,120	1,683
	2007	876,119	13.410 Years	549,454	65,333
	2009	55,026	12.500 Years	41,820	4,402
				$729,939	$108,763

Summary Of Accumulated Pension And Postretirement Benefit Obligations

Accumulated benefit obligation, end of year	$41,447,396	$38,228,400

Schedule of Expected Benefit Payments

2013	$2,320,384
2014	2,361,828
2015	2,467,854
2016	2,650,762
2017	2,649,221
Five fiscal years ending	14,202,296
December 31,2022

Schedule Of Assumptions Used To Determine The Benefit Obligation

	2012	2011	2010
Benefit obligation:
Discount Rate	4.50%	5.00%	5.50%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase (Staff plan only)	3.50%	3.50%	4.00%

	2012	2011	2010
Pension cost:
Discount rate	5.00%	5.50%	6.00%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase (Staff plan only)	3.50%	4.00%	4.50%

Postretirement Benefits [Member]
Schedule of Postretirement Funded Status And Cost

	2012	2011
Change in benefit obligation
Beginning of year	$34,927,243	$36,557,978
Service cost	693,729	614,264
Interest cost	1,720,183	1,744,912
Actuarial (gain)/loss	1,658,462	(2,869,661)
Benefits paid*	(1,106,625)	(1,120,250)
Benefit obligation at end of year	$37,892,992	$34,927,243

Change in fair value of plan assets
Beginning of year	$0	$0
Employer contributions*	1,106,625	1,120,250
Benefits paid*	(1,106,625)	(1,120,250)
Fair value of plan asset at end of year	$0	$0

*Amounts are net of retiree prescription drug subsidy received during the fiscal year.

Weighted Average Assumptions used to determine benefit obligations
	2012	2011
Discount rate	4.50%	5.00%
Trend rate	8% for fiscal 2012 decreasing 1%/yr to 5%	9% for fiscal 2011 decreasing 1%/yr to 5%

Funded status = year-end benefit liability	$(37,892,992)	$(34,927,243)

Schedule Of Accrued Postretirement Benefits

	2012	2011
A. Accrued postretirement benefits at beginning of year	$(23,429,049)	$(21,560,001)
B. Net periodic postretirement benefit cost	3,133,413	2,989,298
C. Employer contributions	1,167,785	1,186,222
D. Retiree drug subsidy	61,160	65,972
E. Accrued postretirement benefits at end of year	$(25,455,837)	$(23,429,049)
(A) - (B) + (C) - (D)

Schedule Of Net Periodic Pension And Postretirement Benefit Costs

	2012	2011	2010
Components of net periodic benefit cost
Service cost	$693,729	$614,264	$545,569
Interest cost	1,720,183	1,744,912	1,868,486
Amortization of prior service cost	(50,752)	(50,752)	(50,752)
Unrecognized net loss	770,253	680,874	771,660
Net periodic benefit cost	$3,133,413	$2,989,298	$3,134,963

Weighted Average Assumptions used to determine net periodic postretirement benefit cost

	2012	2011	2010
Discount rate	5.00%	5.50%	6.00%
Trend rate	8% for fiscal 2012 decreasing 1%/yr to 5%	9% for fiscal 2011 decreasing 1%/yr to 5%	9% for fiscal 2010 decreasing 1%/yr to 5%

Schedule of Amounts Recognized in Balance Sheet

	2012	2011
Current liability	$(1,630,000)	$(1,600,000)
Noncurrent liability	(36,262,992)	(33,327,243)
Net amount recognized	$(37,892,992)	$(34,927,243)

Schedule Of Amounts Recognized In Accumulated Other Comprehensive Income

	2012	2011
Net actuarial loss	$12,553,882	$11,665,673
Prior service credit	(116,727)	(167,479)
	$12,437,155	$11,498,194

Changes In Benefit Obligations Recognized In Other Comprehensive Income

	2012	2011	2010
Current year actuarial (gain)/loss	$1,658,462	$(2,869,661)	$3,364,218
Amortization of actuarial loss	(770,253)	(680,874)	(771,660)
Amortization of prior service credit	50,752	50,752	50,752
Total recognized in other comprehensive income	$938,961	$(3,499,783)	$2,643,310

Estimated Amounts To Be Amortized From Accumulated Other Comprehensive Income

Actuarial loss	$865,723
Prior service credit	(50,752)
Total	$814,971

Schedule Of Amortization For Prior Service Costs

				12/31/2012
	Date	Initial		Outstanding	Annual
Description	Established	Amount	Initial Period	Balance	Amortization
Lifetime
Maximums	12/31/2009	$(268,983)	5.3 years	$(116,727)	$(50,752)

Summary Of Accumulated Pension And Postretirement Benefit Obligations

Assuming Medicare Part D Subsidy receipts	$37,892,992
Assuming no Medicare Part D Subsidy receipts	40,234,367

Schedule of Expected Benefit Payments

December 31, 2013	$1,627,819
December 31, 2014	1,783,550
December 31, 2015	1,897,785
December 31, 2016	1,940,507
December 31, 2017	1,994,800
Five fiscal years ending December 31, 2022	10,529,561

Impact On Certain Items Of A Percentage Point Increase and Decrease In Trend Rates

	1% Increase	1% Decrease
Interest cost and service cost for 2012
Amount prior to change	$2,413,912	$2,413,912
Amount after 1 percentage point change	2,855,717	2,061,612
Increase (decrease)	441,805	(352,300)

Accumulated postretirement benefit obligation at December 31, 2012
Amount prior to change	37,892,992	37,892,992
Amount after 1 percentage point change	43,406,649	32,592,525
Increase (decrease)	5,513,657	(5,300,467)